Summary of Significant Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss before income tax	$ (5,033)	¥ (32,495)	¥ (325,580)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss before income tax	(2,452)	(15,830)	(192,799)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss before income tax	$ (2,581)	¥ (16,665)	¥ (132,781)